Financial instruments and risk management - Currency Risk sensitivity analyses (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Financial instruments and risk management
Percentage of reasonably possible increase in risk assumption			10.00%
Increase (decrease) in loss and comprehensive loss due to reasonably possible increase in designated risk component	$ 571	$ 1,761
Percentage of reasonably possible decrease in risk assumption			10.00%
Increase (decrease) in loss and comprehensive loss due to reasonably possible increase in designated risk component	$ 571	$ 1,761